ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2013
ACQUISITION [Abstract]
Allocation of Purchase Price
Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease	399,193
Intangible assets-customer relationship	6,990
Intangible assets-franchise agreement	48,770
Intangible assets-brand	684,300
Unfavorable lease liability	(392,608)
Goodwill	1,806,846
Net deferred tax liability, non-current	(243,713)
Total purchase price	2,869,045

Unaudited Pro Forma Financial Information
(in RMB)	2011
(unaudited)
Net revenues	4,753,563
Income from operations	290,302
Net income	255,998
Earnings per share
Basic	2.84
Diluted	0.23